HIGHEST
                                    YIELDING

                             Lipper's #1 Government
                             Money Fund for 5 Years
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                                U.S. GOVERNMENT
                               SECURITIES SAVINGS
                                      FUND

                             ---------------------
                                     5.30%*
                              7-Day Current Yield
                             ---------------------

                             ---------------------
                                     5.16%
                             7-Day Effective Yield
                             ---------------------

                                 "Best Savings
                                  Yield in the
                                     U.S."

                               by Money Magazine

                      [GRAPHIC: U.S. FAMILY OF FUNDS LOGO]

                                Take action now.
                         Call 1-800-557-2297, ext. 157

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*As of 9/30/96.  Source:  Money  Magazine,  October  1996.  The U.S.  Government
Securities Savings Fund, like all money market funds, is: o not sponsored nor guaranteed by the U.S. Government o not a deposit of nor endorsed by any bank o not insured by the FDIC nor any other agency. The U.S. Government Securities
Savings Fund was ranked #1 out of 73 government money market funds by Lipper Analytical Services and #4 out of 113 for the one-year period ending 6/30/96. Past performance is no guarantee of future results. Money market yields may change daily. The U.S. Government Securities Savings Fund is managed to maintain a stable $1 per share value; however, there is no guarantee it will be able to do so. The Advisor of the Fund has guaranteed total fund operating expenses (as a percentage of net assets) will not exceed 0.40% until 6/30/97, or until such later date as the Advisor determines. In accordance with SEC guidelines, capital gains or losses are excluded from yield calculations. A monthly small account fee will apply if your balance falls below the $1,000 minimum. For more information, including charges and expenses, call 1-800-US-FUNDS. Please read the prospectus carefully before investing. MM428